ACQUISITION OF INNERVISION TELECOM S.A.S ("INNERVISION")	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition Innervision Telecom Sas [Abstract]
ACQUISITION OF INNERVISION TELECOM S.A.S ("INNERVISION")

6. ACQUISITION OF INNERVISION TELECOM S.A.S. ("INNERVISION")

As at December 31, 2018, the Company owned 90% of Innervision through its wholly owned subsidiary Tower Three S.A.S ("Tower Three").

In October 2019, the Company completed the acquisition of the remaining common shares of Innervision not previously owned by Tower Three. The Company acquired the remaining 10% interest for total purchase price of $2,685 ($7,000,000 Colombian Peso). As the Company previously controlled Innervision, the transaction resulted in a change to the Company's ownership stake and was accounted for as an equity transaction. The difference between the non-controlling interest and the fair value of consideration paid was recognized directly in deficit.